Insurance contracts and private pension - Schedule of Contractual Service Margin (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	R$ 30,858	R$ 26,872
Up to 1 year
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	5,204	4,456
From 1 to 2 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	4,128	3,722
From 2 to 3 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	3,366	3,303
From 3 to 4 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,505	2,657
From 4 to 5 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,141	2,050
Over 5 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	13,514	10,684
Private Pension
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	24,561	20,944
Private Pension | Up to 1 year
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,072	2,068
Private Pension | From 1 to 2 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,248	2,084
Private Pension | From 2 to 3 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,410	2,115
Private Pension | From 3 to 4 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,242	2,077
Private Pension | From 4 to 5 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,083	1,935
Private Pension | Over 5 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	13,506	10,665
lnsurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	6,297	5,928
lnsurance | Up to 1 year
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	3,132	2,388
lnsurance | From 1 to 2 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,880	1,638
lnsurance | From 2 to 3 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	956	1,188
lnsurance | From 3 to 4 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	263	580
lnsurance | From 4 to 5 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	58	115
lnsurance | Over 5 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	R$ 8	R$ 19